Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATIONS

Note 3 — BUSINESS COMBINATIONS

a) Acquisition of Youjiatian

On January 14, 2022, the Group entered into a share acquisition agreement with Henan Youjiatian Agricultural Technology Co., Ltd (“Youjiatian”) and its sole shareholder to acquire a 51% equity interest in Youjiatian and closed the acquisition on January 31, 2022. Upon completion of the acquisition, Youjiatian became a subsidiary of Fintech Henan, a subsidiary of a VIE of the Group. Youjiatian is an agricultural supply chain management company based in the PRC.

The Group’s acquisition of Youjiatian was accounted for as a business combination in accordance with ASC 805. The purchase price was approximately $80,280 (RMB 0.51 million) in cash, which was paid during the year ended December 31, 2022. The assets acquired and liabilities assumed of Youjiatian were not material to the consolidated financial statements.

The Company recognized a bargain purchase gain of $235,469 in other income, net in the consolidated statements of operations for the year ended December 31, 2022, for the acquisition of Youjiatian.

The revenues for the period from the acquisition date to December 31, 2022 were $4,589,710, the cost of revenue for the period from the acquisition date to December 31, 2022 was $4,218,196.

On December 28, 2022, the Group sold all its equity interests in Youjiatian to Shandong Yongdao Zhihe property management Co., Ltd for cash consideration of $289,973 (RMB 2 million), which was fully collected subsequently on January 17,2023. The disposition resulted in a gain from disposition of $86,159 for the year ended December 31, 2022. The disposal of subsidiary did not have a significant effect on the Group’s operations and financial results.

b) Acquisition of Sailang

On June 21, 2022, the Group entered into a share acquisition agreement with Qingdao Sailang International Trade Co., Ltd.(“Sailang”) and its sole shareholder to acquire a 100% equity interest in Sailang and closed the acquisition on July 31, 2022. Upon completion of the acquisition, Sailang became a subsidiary of Nisun Ocean, a PRC subsidiary of the Group. Sailang is a supply chain trading company based in the PRC. The Group expects to achieve significant synergies from such acquisition which it plans will complement its supply chain trading business.

The Group’s acquisition of Sailang was accounted for as a business combination in accordance with ASC 805. The purchase price was $741,477 (RMB 5 million) in cash, which was paid during the year ended December 31, 2022. Acquisition-related costs incurred for the acquisitions were not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Group:

July 31, 2022
Cash and cash equivalents acquired	$142,603
Accounts receivable, net	637,757
Advance to suppliers	2,414,374
Inventories	3,093,522
Prepayments and other current assets	2,125,284
Accounts payable	(1,108,979)
Advance from customers and other payables	(650,645)
Loan from third parties	(6,688,120)
Goodwill	775,681
Total consideration	$741,477

The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets, and comprise (a) the assembled work force with their knowledge and experience in the industry and (b) the expected but unidentifiable business growth potential as a result of the synergy resulting from the acquisition. None of the goodwill is expected to be deductible for income tax purposes.

Revenues for the period from the acquisition date to December 31, 2022 were $13,165,427.

Net loss for the period from the acquisition date to December 31, 2022 was $2,730,154.

The following reflects the unaudited pro-forma information as if this purchase occurred on January 1, 2021:

	For the Year Ended Of December 31, 2022	For the Year Ended Of December 31, 2021

Net sales	$260,213,334	$163,879,246
Gross Profit	$39,694,346	$53,727,099
Net Income	$19,301,401	$30,036,814